Bank borrowings - Additional information (Details) $ in Thousands, ¥ in Millions					1 Months Ended		12 Months Ended
	Sep. 21, 2018 CNY (¥)	Dec. 27, 2017 CNY (¥)	Dec. 21, 2016 USD ($)	Jan. 20, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 27, 2018 CNY (¥)	Sep. 21, 2018 USD ($)	Dec. 27, 2017 USD ($)	Mar. 31, 2017 USD ($)
Bank borrowings
Bank borrowings							$ 10,486	$ 9,439
1-year revolving loan denominated in RMB
Bank borrowings
Term (in years)		1 year			1 year
Bank borrowings							7,603
1-year revolving loan denominated in RMB | People's bank of china interest rate
Bank borrowings
Basis spread (in percent)		1.65%			2.65%
1-year revolving loan denominated in US$
Bank borrowings
Term (in years)			1 year
Borrowing capacity			$ 3,000
Bank borrowings							$ 2,800
1-year revolving loan denominated in US$ | London interbank offered rate (LIBOR)
Bank borrowings
Basis spread (in percent)							5.55%
2-year demand loan agreement denominated in US$
Bank borrowings
Term (in years)				2 years
Borrowing capacity				$ 2,000
Bank borrowings							$ 83
2-year demand loan agreement denominated in US$ | London interbank offered rate (LIBOR)
Bank borrowings
Basis spread (in percent)				7.00%
Half-year revolving loans denominated in RMB
Bank borrowings
Borrowing capacity | ¥	¥ 30								¥ 70
Bank borrowings								9,439
Half-year revolving loans denominated in RMB | People's bank of china interest rate
Bank borrowings
Borrowing capacity | ¥		¥ 50
Bank borrowings | ¥	¥ 15				¥ 50
Basis spread (in percent)	2.65%
Half-year revolving loans denominated in USD
Bank borrowings
Borrowing capacity											$ 7,603
Bank borrowings								$ 7,261		$ 2,178
RMB 18 months revolving loan
Bank borrowings
Term (in years)						18 months
Borrowing capacity						¥ 30						$ 4,300
Interest rate (in percent)						5.75%						5.75%